Income tax - Deferred income tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued liabilities and other payables	$ 124	$ 235
Derivative instruments	422	565
Other equipment	8	9
Tax credits carried forward	1,421	1,818
Tax loss carryforward	32	57
Valuation allowance	(32)	(57)
Deferred tax liabilities:
Accrued interest income	(4,575)	(4,123)
Accrued liabilities and other payables	(400)	(385)
Financing lease	(11,328)	(10,451)
Deferred tax assets (liabilities), net	$ (14,328)	$ (12,332)